Offerings	Jun. 03, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	39,052,786
Proposed Maximum Offering Price per Unit	0.88
Maximum Aggregate Offering Price	$ 34,366,451.68
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,746.01
Offering Note	Proposed maximum offering price per unit estimated in accordance with Rule 457(c), solely for the purpose of calculating the registration fee based on the average of the bid and ask prices of the Common Stock as reported on the OTCMarkets on June 3, 2026.

Pursuant to Rule 416, the securities being registered hereunder also include such indeterminable number of additional securities as may be issued to prevent dilution as a result of stock splits, stock dividends, or similar transactions.

Amount registered consists of up to a total of 56,816,391 shares of Company Common Stock, including: (i) 34,160,786 shares of Common Stock issuable upon conversion of Series D Convertible Preferred Stock, (ii) 4,892,000 shares of Common Stock issuable upon conversion of Series C Convertible Preferred Stock, and (ii) up to 17,763,605 shares of Common Stock which may be exercised upon the conversion of the Warrants.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to Purchase Common Stock
Amount Registered | shares	17,763,605
Proposed Maximum Offering Price per Unit	0.88
Maximum Aggregate Offering Price	$ 15,631,972.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,158.78
Offering Note	Estimated in accordance with Rule 457(g), solely for the purpose of calculating the registration fee, the proposed maximum offering price per share of Common Stock issuable upon exercise of the Warrants, which are exercisable at $0.4391 per share, is estimated based on the higher of (a) the exercise price of such Warrants, and (b) $0.88 which is the average of the bid and ask prices of the Common Stock as reported on the OTCMarkets on June 3, 2026.

Pursuant to Rule 416, the securities being registered hereunder also include such indeterminable number of additional securities as may be issued to prevent dilution as a result of stock splits, stock dividends, or similar transactions.

Amount registered consists of up to a total of 56,816,391 shares of Company Common Stock, including: (i) 34,160,786 shares of Common Stock issuable upon conversion of Series D Convertible Preferred Stock, (ii) 4,892,000 shares of Common Stock issuable upon conversion of Series C Convertible Preferred Stock, and (ii) up to 17,763,605 shares of Common Stock which may be exercised upon the conversion of the Warrants.